Inventories - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Line Items]
Cost of inventories recognised as expense during period	₽ 113,470	₽ 107,410
Inventory, write-downs to net realizable value	1,760	831
Write-downs and losses of inventories	3,726	2,486
Other inventories recognized as expense during period	₽ 4,443	₽ 3,480